GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

7.    GOODWILL AND INTANGIBLE ASSETS

The following table presents the changes in cost and accumulated amortization of GFL’s goodwill and intangible assets for the periods indicated:

				Trade name,
				definite life
			Customer lists	C of A
		Indefinite life	and municipal	and other	Non-compete
	Goodwill	C of A	contracts	licenses	agreements	Total
Cost
Balance, December 31, 2020	$6,500.4	$641.4	$2,844.6	$81.8	$397.5	$10,465.7
Acquisitions via business combinations	1,011.5	172.0	389.6	—	155.3	1,728.4
Adjustments for prior year acquisitions	59.3	—	—	—	—	59.3
Disposals	(56.2)	(1.4)	(10.1)	—	(2.2)	(69.9)
Changes in foreign exchange	(13.9)	(0.1)	(4.4)	(0.3)	(0.6)	(19.3)
Balance, December 31, 2021	7,501.1	811.9	3,219.7	81.5	550.0	12,164.2

Balance, December 31, 2021	7,501.1	811.9	3,219.7	81.5	550.0	12,164.2
Acquisitions via business combinations	526.4	26.2	375.7	0.3	80.1	1,008.7
Adjustments for prior year acquisitions	14.6	—	(99.2)	20.7	(51.6)	(115.5)
Other	—	0.3	12.9	—	0.5	13.7
Disposals	(188.5)	(2.8)	(22.6)	—	(43.1)	(257.0)
Changes in foreign exchange	328.8	4.1	106.2	5.6	28.3	473.0
Balance, December 31, 2022	8,182.4	839.7	3,592.7	108.1	564.2	13,287.1

Accumulated amortization
Balance, December 31, 2020	—	—	738.0	12.9	121.0	871.9
Amortization	—	—	363.4	8.1	89.7	461.2
Balance, December 31, 2021	—	—	1,101.4	21.0	210.7	1,333.1

Balance, December 31, 2021	—	—	1,101.4	21.0	210.7	1,333.1
Amortization	—	—	403.2	9.8	103.8	516.8
Disposals	—	—	(12.9)	—	(25.6)	(38.5)
Changes in foreign exchange	—	—	35.8	1.8	10.7	48.3
Balance, December 31, 2022	—	—	1,527.5	32.6	299.6	1,859.7

Carrying amounts
At December 31, 2021	$7,501.1	$811.9	$2,118.3	$60.5	$339.3	$10,831.1
At December 31, 2022	$8,182.4	$839.7	$2,065.2	$75.5	$264.6	$11,427.4

All intangible asset amortization expense is included in cost of sales.

During the year ended December 31, 2022, GFL completed the GFL Infrastructure divestiture for cash consideration of $224.0 million and an approximate 45% non-controlling equity interest in Green Infrastructure Partners Inc. (“GIP”). GFL also completed divestitures of certain post collection assets and ancillary operations for aggregate proceeds of $117.7 million.

In assessing goodwill and indefinite life intangible assets for impairment at December 31, 2022 and 2021, GFL compared the aggregate recoverable amount of the assets included in CGUs to their respective carrying amounts.

For all CGUs, the recoverable amount was determined based on the value in use by discounting estimated future cash flows from a CGU to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU. Estimated cash flow projections are based on GFL’s one-year budget and five year strategic plan. There was no impairment recorded at the CGU level as at December 31, 2022 and 2021.

The key assumptions used for both periods in determining the recoverable amount for each CGU are as follows:

●	Revenue growth rates – Growth rates ranging from 6.5% to 7.5% were used for the periods covered in the financial projections and are based on historical results and expectations for the forecasted periods.
●	Pre-tax discount rates – The pre-tax discount rate calculation is based on the specific circumstances of the CGU and range from 7.2% to 9.8% (6.8% to 7.9% for the year ended December 31, 2021).
●	Terminal growth value – The cash flows beyond the initial period are extrapolated using a growth rate of 2.3%. Rates are based on market and industry trends researched and identified by management.
●	Capital expenditures – The cash flow forecasts for capital expenditures are based on past experience and include the ongoing capital expenditures required to maintain the business.

In all CGUs, reasonably possible changes to key assumptions would not cause the recoverable amount of each CGU to fall below the carrying value.